Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of (Loss) or Income Before Income Taxes

The Group’s (loss) /income before income taxes consists of:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Non-Mainland China	(505,068)	(366,657)	(445,424)	(61,023)
Mainland China	471,292	2,399,258	1,297,103	177,702
	(33,776)	2,032,601	851,679	116,679

Components of Income Tax Expense

Income tax expense for the years ended December 31, 2022, 2023 and 2024 consists of:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Current income tax expense	53,944	81,055	85,450	11,706
Deferred income tax expense/(benefit)	30,056	(1,008)	(24,360)	(3,337)
	84,000	80,047	61,090	8,369

Summary of Reconciliation of Tax Expense Computed by Applying Statutory Income Tax Rate to Pre-Tax Loss or Income

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss or income is as follows:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Income tax (benefit)/expense at PRC statutory rate	(8,444)	508,150	212,920	29,170
Effect of differing tax rates in different jurisdictions	184,999	98,963	139,126	19,060
Non-deductible expenses and non-taxable income, net	(119,094)	119,442	33,714	4,619
Research and development super-deduction	(115,975)	(141,454)	(140,153)	(19,201)
Effect of PRC preferential tax rates	23,564	(169,264)	(111,365)	(15,257)
Other adjustments	(41,940)	14,692	8,962	1,228
Change in valuation allowance	160,890	(350,482)	(82,114)	(11,250)
Income tax expense	84,000	80,047	61,090	8,369

Summary of Tax Effects of Temporary Differences to Deferred Tax Balances

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses and others	545,144	620,639	85,027
Bad debt provision	75,942	69,182	9,478
Net operating losses carried forward	1,565,134	1,561,051	213,863
Recorded cost relating to capitalized assets	3,527,191	3,406,425	466,678
Operating lease liabilities	94,062	81,807	11,208
Fixed assets depreciation	13,578	11,836	1,621
Valuation allowance	(5,686,869)	(5,604,755)	(767,848)
Deferred tax assets, net	134,182	146,185	20,027
Deferred tax liabilities:
Long term investment fair value change	40,944	40,842	5,595
Operating lease assets	94,062	81,807	11,208
	135,006	122,649	16,803

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Classification in the consolidated balance sheets:
Deferred tax assets, net	—	23,536	3,224
Deferred tax liabilities	824	—	—